Accounts receivable, net - non-current accounts receivable by credit quality (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Aging of non- current accounts receivables:
Total	¥ 284,303	$ 43,393
Not past due
Aging of non- current accounts receivables:
Total	284,303	$ 43,393	¥ 231,452
Processing fees
Aging of non- current accounts receivables:
2021	80,810
2020	62,227
2019	20,584
2018	9,751
2017	450
2016 and prior to 2016	110,481
Total	284,303		231,452
Processing fees | Not past due
Aging of non- current accounts receivables:
2021	80,802
2020	55,388
2019	18,921
2018	9,751
2016 and prior to 2016	50,187
Total	215,049		159,150
Processing fees | Within one year past due
Aging of non- current accounts receivables:
2021	8
2020	6,839
2019	658
2017	450
2016 and prior to 2016	2,038
Total	9,993		4,801
Processing fees | Between one to two years past due
Aging of non- current accounts receivables:
2019	1,005
2016 and prior to 2016	1,338
Total	2,343		1,660
Processing fees | Over two years past due
Aging of non- current accounts receivables:
2016 and prior to 2016	56,918
Total	¥ 56,918		¥ 65,841